Current and non-current provisions	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Current and non-current provisions
Note 23 - Current and non-current provisions
Changes in the Group’s current and non-current provisions were as follows:

	Warranties	Employee benefits	Litigation	Other	Total
Balance as of January 1, 2022 - (Restated)	56,795	7,628	—	4,570	68,993
Additions - (Restated)	106,680	14,590	—	9,270	130,540
Utilization - (Restated)	(20,131)	(7,978)	—	(9,354)	(37,463)
Reversals - (Restated)	(10,823)	(192)	—	(17)	(11,032)
Unwinding of discount and effect in changes due to discount rate	(3,892)	—	—	—	(3,892)
Calculated translational difference - (Restated)	(5,100)	(630)	—	(406)	(6,136)
Balance as of December 31, 2022 - (Restated)	$123,529	$13,418	$—	$4,063	$141,010
of which current - (Restated)	53,595	13,322	—	2,121	69,038
of which non-current - (Restated)	69,934	96	—	1,942	71,972

Balance as of January 1, 2023 - (Restated)	123,529	13,418	—	4,063	141,010
Additions - (Restated)	91,240	2,832	35,676	19,702	149,450
Utilization	(44,995)	(11,704)	—	(13,053)	(69,752)
Reversals - (Restated)	(17,091)	(1,825)	—	(2,242)	(21,158)
Unwinding of discount and effect in changes due to discount rate	(10,975)	—	—	—	(10,975)
Calculated translational difference - (Restated)	2,985	501	—	292	3,778
Balance as of December 31, 2023 - (Restated)	$144,693	$3,222	$35,676	$8,762	$192,353

of which current - (Restated)	44,582	2,139	35,676	6,348	88,745
of which non-current - (Restated)	100,111	1,083	—	2,414	103,608
GGI litigation
Per the terms of the BCA governing the merger with GGI discussed in Note 1 - Overview and basis of preparation, Polestar is obligated to indemnify directors, officers, and employees of GGI for six years following the Closing of the merger. In August 2023, former public stakeholders of GGI filed a legal claim against certain directors, officers, and employees of GGI; alleging certain misconduct by these individuals with respect to their duties to GGI's stakeholders during and prior to GGI's merger with Polestar. As of December 31, 2023, Polestar maintains a provision for $35,676 relating to its indemnification obligation towards the defendants. Polestar's directors and officers insurance policy applies to the legal claim and provides coverage for up to $10,000 of costs after $5,000 has been paid by Polestar. As of December 31, 2023, the full $10,000 has been recognized and included in Other current assets on the Consolidated Statement of Financial Position as a virtually certain offsetting recovery. As the outcome of the litigation includes inherent uncertainty, the direct result of the litigation may not be known until late 2025 when trial is scheduled. Polestar’s estimates of its obligation could change in the future if new facts and circumstances arise as the legal proceedings continue to develop.